Average Annual Total Returns - Class H - SP 500 Pure Value Fund	Class H 1 Year	Class H 5 Years	Class H 10 Years	Class H Return After Taxes on Distributions 1 Year	Class H Return After Taxes on Distributions 5 Years	Class H Return After Taxes on Distributions 10 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class H Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class H Return After Taxes on Distributions and Sale of Fund Shares 10 Years	S&P 500® Pure Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Pure Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Pure Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	(10.29%)	5.46%	8.41%	(10.63%)	4.50%	7.43%	(6.09%)	3.87%	6.40%	(8.67%)	7.25%	10.49%